Financial Instruments (Details) - Schedule of convertible promissory note	12 Months Ended
Dec. 31, 2021 USD ($)
Expected volatility (10% movement vs. the model input) [Member]
Financial Instruments (Details) - Schedule of convertible promissory note [Line Items]
Increase	$ 32,775
Decrease	(96,413)
Credit spread (10% movement vs. the model input) [Member]
Financial Instruments (Details) - Schedule of convertible promissory note [Line Items]
Increase	(265,377)
Decrease	297,216
Instrument specific spread (10% movement vs. the model input) [Member]
Financial Instruments (Details) - Schedule of convertible promissory note [Line Items]
Increase	(265,377)
Decrease	$ 297,216